COMMITMENTS AND CONTINGENCIES - Summary of Cash Flow Transactions Arising from Lease Transaction (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 383,383	$ 372,214
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 0	$ 263,939